Events after the Balance Sheet Date - Additional Informations (Detail) € in Millions, £ in Millions				1 Months Ended	4 Months Ended	12 Months Ended
	Feb. 16, 2018 GBP (£)	Jan. 18, 2018 shares	Oct. 31, 2017 shares	Jan. 31, 2018 EUR (€)	Feb. 16, 2018 shares	Dec. 31, 2017 GBP (£) shares
Disclosure of non-adjusting events after reporting period [line items]
Repurchase of shares | shares			21,000,000			21,839,676
Transaction cost for repurchases of shares | £						£ 151
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repurchase of shares | shares		22,000,000			42,835,577
Cost of share repurchased under buyback program | £	£ 300
1.875% notes due May 2021 [member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes issued				€ 500
Market tenders to repurchase bonds				250
1.375% notes due May 2025 [member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes issued				500
Market tenders to repurchase bonds				€ 200